Restricted cash (Tables)	12 Months Ended
Dec. 31, 2021
Restricted cash
Schedule of restricted cash

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Pledged bank deposits	2,248,938	1,043,718
Accrued interests	29,561	6,444
Time deposits with initial terms over three months	2,000	10,265
	2,280,499	1,060,427